Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,639,800
Previously Paid Amount	0.00
Total Fee Amount	1,016.55
Total Offset Amount	0.00
Net Fee	1,016.55
Narrative - Max Aggregate Offering Price	$ 6,639,800
Final Prospectus	true